Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents[Abstract]
Cash and cash equivalents

8. Cash and cash equivalents

	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Cash at banks	43,008	42,081
Cash on hand	7	14
Cash and cash equivalents presented in the consolidated statements of financial position	43,015	42,095

8. Cash and cash equivalents/bank overdraft

	As of December 31,
	2023	2024
	USD’000	USD’000
Cash at banks	36,709	43,008
Cash on hand	2	7
Cash and cash equivalents presented in the consolidated statements of financial position	36,711	43,015
Bank overdraft	(2,545)	—
Cash and cash equivalents presented in the consolidated statements of cash flows	34,166	43,015